FAIR VALUE MEASUREMENTS - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Fair Value Disclosures [Abstract]
Remeasurement of marketable securities	$ 707	$ 0